Common Stock (Details) - Summary of common stock reserved for future issuance - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	179,191,290	173,604,291	100,990,436
Previously Reported [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		174,609,517
Common stock warrants
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,299,548	40,000	40,000
Common stock warrants | Previously Reported [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,045,226
Unvested restricted stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	61,839	37,465	27,842
Options to purchase common stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	26,490,587	22,538,570	19,701,693
Convertible debt with accrued interest
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,934,084	9,583,023	0
Redeemable convertible preferred stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	141,405,233	141,405,233	81,220,901